SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 90.3%
Australia — 0.8%
627,700	Anglogold Ashanti Plc	$50,774,653

Brazil — 5.3%
43,217,083	B3 SA - Brasil Bolsa Balcao	121,556,679
13,614,100	Banco do Brasil SA	52,612,459
19,719	MercadoLibre, Inc.*	33,470,834
25,356,321	Raia Drogasil SA	82,371,327
6,006,700	WEG SA	54,583,092
		344,594,391
Chile — 4.4%
5,632,391	Antofagasta Plc	285,861,503

China — 14.1%
8,297,817	Alibaba Group Holding Ltd.	99,477,983
2,306,668	Contemporary Amperex Technology Co. Ltd., Class A	134,085,618
8,251,674	Midea Group Co. Ltd., Class A	91,996,086
20,207,581	NARI Technology Co. Ltd., Class A	68,218,469
2,879,543	NetEase, Inc.	73,951,787
12,605,334	Ping An Insurance Group Co. of China Ltd., Series H	82,423,539
2,084,378	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	41,811,791
4,415,186	Tencent Holdings Ltd.	243,641,259
896,662	Yum China Holdings, Inc.	36,646,576
1,321,450	Yum China Holdings, Inc.	53,958,300
		926,211,408
Hong Kong — 4.3%
17,546,198	AIA Group Ltd.	160,639,564
2,553,089	Hong Kong Exchanges & Clearing Ltd.	118,787,471
		279,427,035
India — 10.7%
4,834,064	Dr Reddy’s Laboratories Ltd.	69,649,285
8,397,700	HDFC Bank Ltd., ADR	216,912,591
15,061,031	Kotak Mahindra Bank Ltd.	62,479,877
4,258,850	Mahindra & Mahindra Ltd.	138,518,250
1,249,900	MakeMyTrip Ltd.*	66,607,171
6,776,887	Marico Ltd.	59,931,462
4,031,347	Tata Consultancy Services Ltd.	86,647,723
		700,746,359
Indonesia — 0.7%
157,448,541	Bank Central Asia Tbk PT	49,061,845

Korea — 13.7%
204,751	Samsung Electronics Co. Ltd.	45,433,682

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
355,323	Samsung Fire & Marine Insurance Co. Ltd.	$143,383,826
1,719,509	Shinhan Financial Group Co. Ltd.	107,812,623
340,653	SK Hynix, Inc.	601,110,336
		897,740,467
Mexico — 3.0%
1,208,800	Fomento Economico Mexicano SAB de CV, ADR	154,605,520
14,434,200	Wal-Mart de Mexico SAB de CV	42,310,055
		196,915,575
Peru — 1.9%
314,240	Credicorp Ltd.	122,421,619

Philippines — 0.8%
5,472,729	SM Investments Corp.	52,757,198

South Africa — 3.1%
1,387,573	Clicks Group Ltd.	19,280,501
7,324,293	Discovery Ltd.	118,269,247
1,312,652	Naspers Ltd., Class N	65,913,249
		203,462,997
Taiwan — 24.4%
5,485,376	Advantech Co. Ltd.	85,577,123
1,397,868	Chroma ATE, Inc.	97,142,691
3,904,243	Delta Electronics, Inc.	245,201,262
58,008,165	E.Sun Financial Holding Co. Ltd.	62,948,913
2,324,084	MediaTek, Inc.	316,690,655
8,546,719	Taiwan Semiconductor Manufacturing Co. Ltd.	674,253,065
27,405,247	Uni-President Enterprises Corp.	64,261,020
1,547,428	Voltronic Power Technology Corp.	53,313,655
		1,599,388,384
Thailand — 1.0%
9,977,598	Kasikornbank Public Co. Ltd., NVDR	65,614,390

United Arab Emirates — 0.9%
25,805,667	Aldar Properties PJSC	58,232,109

United Kingdom — 1.2%
1,281,438	Unilever Plc	76,972,920

Total Common Stocks		5,910,182,853
(Cost $4,178,854,387)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Preferred Stocks — 8.5%
Korea — 8.5%
3,932,261	Samsung Electronics Co. Ltd., 0.93%	$554,536,690

Total Preferred Stocks		554,536,690
(Cost $187,576,761)
Investment Company — 1.1%
71,126,036	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	71,126,036
Total Investment Company		71,126,036
(Cost $71,126,036)
Total Investments		$6,535,845,579
(Cost $4,437,557,184) — 99.9%
Other assets in excess of liabilities — 0.1%		9,235,998
NET ASSETS — 100.0%		$6,545,081,577

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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